WARRANTS (Details) - Apollo Strategic Growth Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) D item $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Shareholders' Equity
Warrants outstanding	39,451,134	39,451,134	39,451,134	0
Number of units issued	39,451,134	39,451,134
Warrant liabilities | $	$ 57,753,222	$ 57,753,222
Public Warrants
Shareholders' Equity
Warrants outstanding	27,227,000	27,227,000
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold period for filling registration statement after business combination	15 days
Public Warrants expiration term	5 years	5 years
Number of units issued	27,227,000	27,227,000
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Shareholders' Equity
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Private Placement Warrants.
Shareholders' Equity
Warrants outstanding	12,224,134	12,224,134
Warrants exercisable term after the completion of a business combination	30 days	30 days
Number of units issued	12,224,134	12,224,134